Debt - Summary of Maturities of Short and Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2024	$ 45,956
Total	45,956	$ 377,052
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
2024	45,956
Total	$ 45,956	$ 86,371